Vessels, net (Tables)	6 Months Ended
Jun. 30, 2020
Vessels

	Vessel	Drydocking	Total
		(in thousands)
Cost
December 31, 2019	$2,060,280	$36,228	$2,096,508
Additions	982	2,546	3,528
Write-offs of fully amortized assets	—	(1,637)	(1,637)

June 30, 2020	$2,061,262	$37,137	$2,098,399

Accumulated Depreciation
December 31, 2019	$468,403	$18,578	$486,981
Charge for the period	34,006	4,141	38,147
Write-offs of fully amortized assets	—	(1,637)	(1,637)

June 30, 2020	$502,409	$21,082	$523,491

Net Book Value
December 31, 2019	$1,591,877	$17,650	$1,609,527

June 30, 2020	$1,558,853	$16,055	$1,574,908